Obligations under Guarantees and Other Off-Balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Details) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Maximum potential /Contractual or Notional amount	¥ 5,805		¥ 6,465
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	62,825	[1]	36,618
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	88,501	[1]	51,521
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	12,203	[1]	5,183
Maximum potential/Contractual or notional amount, Total	163,529	[1]	93,322
Standby Letters of Credit and Financial Guarantees [Member]
Maximum potential /Contractual or Notional amount	3,592		4,223
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	1,636		2,147
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	1,052		1,036
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	904		1,040
Performance Guarantees [Member]
Maximum potential /Contractual or Notional amount	2,213		2,242
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	1,524		1,438
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	537		682
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	152		122
Derivative instruments [Member]
Maximum potential /Contractual or Notional amount	152,663		81,244
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	55,469		29,371
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	86,586		48,502
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	10,608		3,371
Guarantees for repayment of trust principal [Member]
Maximum potential /Contractual or Notional amount			1,104
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year			89
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years			1,007
Maximum potential/Contractual or Notional amount by expiration period, After 5 years			8
Liabilities of trust accounts [Member]
Maximum potential /Contractual or Notional amount	4,931		4,326
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	4,066		3,393
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	326		293
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	539		640
Other guarantees [Member]
Maximum potential /Contractual or Notional amount	130		183
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	130		180
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years			1
Maximum potential/Contractual or Notional amount by expiration period, After 5 years			¥ 2

[1]	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at March 31, 2011. See Note 23 for further discussion of the adoption of the new guidance.